Share capital (Tables)	12 Months Ended
Sep. 30, 2024
Share Capital
Schedule Of Authorized and issued capital stock

		Common Shares
		Number	Amount
Balance, September 30, 2022	Note	29,437,372	$103,305
Issuance of shares	(i)	3,508,680	7,167
Exercise of options	Note 15(b)	6,800	8
Issuance of shares	(ii)	14,414	59
Transfer from contributed surplus		—	5
Exercise of options	Note 15(b)	5,200	13
Transfer from contributed surplus		—	11
Issuance of shares note	(iii)	8,376	30
Issuance of shares note	(iv)	10,443	30
Exercise of warrants	Note 15(c)	841,499	3,004
Transfer from derivative liability		—	1,409
Balance, September 30, 2023		33,832,784	115,041

Issuance of shares	(v)	10,024	30
Issuance of shares	(vi)	42,157	169
Transfer from contributed surplus		—	501
Exercise of options	Note 15(b)	252,700	667
Balance, September 30, 2024		34,137,665	116,408

Schedule Of Stock Options

	Note	Number outstanding	Weighted average exercise price
Outstanding, September 30, 2022		3,727,588	2.30
Exercised	Note 15(a)	(6,800)	1.05
Exercised	Note 15(a)	(5,200)	2.55
Expired	Note 15(a)	(3,200)	2.60
Granted		1,060,000	4.04
Cancelled		(58,000)	4.04
Outstanding, September 30, 2023		4,714,388	2.44
Exercised during the year	Note 15(a)	(252,700)	2.65
Expired during the year	Note 15(a)	(24,400)	2.87
Granted		443,000	3.42
Outstanding, September 30, 2024		4,880,288	2.52

Exercise price		Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$3.46	(Cdn 4.68)	443,000	9.51	87,000	3.46
$3.96	(Cdn 5.35)	1,002,000	8.53	161,338	3.96
$2.11	(Cdn 2.85)	298,000	7.72	234,675	2.11
$4.26	(Cdn 5.75)	20,000	7.16	20,000	4.26
$3.70	(Cdn 5)	1,494,667	6.95	694,667	3.70
$2.44	(Cdn 3.3)	270,268	5.95	270,268	2.44
$1.11	(Cdn 1.5)	1,024,000	4.83	1,024,000	1.11
$1.04	(Cdn 1.4)	116,566	3.39	116,566	1.04
$4.51	(Cdn 6.1)	10,667	2.83	10,667	4.51
$7.88	(Cdn 10.65)	101,121	2.25	101,121	7.88
$2.92	(Cdn 3.95)	9,600	1.36	9,600	2.92
$2.55	(Cdn 3.45)	42,900	1.00	42,900	2.55
$3.37	(Cdn 4.55)	12,000	0.64	12,000	3.37
$2.41	(Cdn 3.25)	35,499	0.39	35,499	2.41
		4,880,288		2,820,301	2.52

Schedule Of stock-based compensation costs

Grant date	April 05, 2024

No of options	443,000
Share price	$3.44
Exercise price	$3.44
Average expected life in years	10
Volatility	87.98%
Risk-free weighted interest rate	3.58%
Dividend yield	—
Fair-value of options granted	$1,316

ii.	The following table summarizes the assumptions used with the Black-Scholes valuation model for the determination of the stock-based compensation costs for the stock options granted during the year ended September 30, 2023:

Grant date	April 10, 2023

No of options	1,060,000
Share price	$3.85
Exercise price	$4.04
Average expected life in years	10
Volatility	79.30%
Risk-free weighted interest rate	2.92%
Dividend yield	—
Fair-value of options granted	$4,282

Schedule Of Warrants	Details of Share Warrants
	Number Outstanding	Exercise Price
Outstanding, September 30, 2023	1,711,924	$2.38
Expired	(291,924)	$5.92
Outstanding, September 30, 2024	1,420,000	$2.38

Schedule Of Warrant continuity

	Units	Fair Value
Opening valuation as at Nov 9, 2022	1,754,340	3,259
Warrants exercised as at July 28, 2023	(841,499)	(1,409)
Fair value adjustment		(361)
Closing balance (September 30, 2023)	912,841	1,489
Fair value adjustment	—	(1,334)
Closing balance (September 30, 2024)	912,841	155

Schedule Of Details of Compensation options
d.	Details of Compensation options:

	Number Outstanding	Exercise Price
Outstanding, September 30, 2023	17,522	4.95
Expired during the year	(17,522)	6.70
Outstanding, September 30, 2024	—	—